DERIVATIVE LIABILITIES (Details 2) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Number of shares underlying the Warrants		977,747
Fair market value of stock		$ 2.88
Volatility			116.00%	118.00%
Risk-free interest rate			1.54%	1.63%
Expected dividend yield		0.00%	0.00%	0.00%
Warrant life (years)			6 years	6 years
Series A Preferred Stock [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants			313
Fair market value of stock			$ 27.60
Exercise Price			$ 1,380.00
Volatility			118.40%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years
Series A Preferred Stock [Member] | 31 December 2014 | Warrant [Member]
Derivative [Line Items]
Date of warrant				Dec. 31, 2014
Number of shares underlying the Warrants				313
Fair market value of stock				$ 612.00
Exercise Price				$ 2,400.00
Volatility				112.90%
Risk-free interest rate				0.96%
Expected dividend yield				0.00%
Warrant life (years)				5 years
Series B Preferred Stock [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants			146
Fair market value of stock			$ 27.60
Exercise Price			$ 1,380.00
Volatility			116.80%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 6 days
Series B Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants			353
Fair market value of stock			$ 27.60
Exercise Price			$ 2,400.00
Volatility			116.30%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 24 days
Series B Preferred Stock [Member] | 11 February 2015 | Warrant [Member]
Derivative [Line Items]
Date of warrant				Feb. 11, 2015
Number of shares underlying the Warrants				146
Fair market value of stock				$ 506.40
Exercise Price				$ 2,400.00
Volatility				120.60%
Risk-free interest rate				0.90%
Expected dividend yield				0.00%
Warrant life (years)				5 years
Series B Preferred Stock [Member] | 24 February 2015 | Related Party [Member] | Warrant [Member]
Derivative [Line Items]
Date of warrant				Feb. 24, 2015
Number of shares underlying the Warrants				353
Fair market value of stock				$ 540.00
Exercise Price				$ 2,400.00
Volatility				115.80%
Risk-free interest rate				0.90%
Expected dividend yield				0.00%
Warrant life (years)				5 years
Series C Preferred Stock [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	7,888
Series C Preferred Stock [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants			750
Fair market value of stock			$ 27.60
Exercise Price			$ 1,380.00
Volatility			116.30%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 24 days
Series C Preferred Stock [Member] | 24 February 2015 | Warrant [Member]
Derivative [Line Items]
Date of warrant				Feb. 24, 2015
Number of shares underlying the Warrants				750
Fair market value of stock				$ 540.00
Exercise Price				$ 2,400.00
Volatility				115.80%
Risk-free interest rate				0.90%
Expected dividend yield				0.00%
Warrant life (years)				5 years